Note 7 - Accounts Receivable	12 Months Ended
Dec. 31, 2013
Accounts Receivable Additional Disclosures [Abstract]
Accounts Receivable, Additional Narrative Disclosure

7.             ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31, 2013	December 31, 2012
Accounts receivable	$2,882,744	$1,345,317
Unbilled receivables	202,250	-
Other receivables	19,364	-
Allowance for doubtful accounts	(57,680)	(40,000)
Total	$3,046,678	$1,305,317